Maturity analysis of financial liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017		Jan. 01, 2017
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	$ 11,000			$ 7,700
Payables from securities financing transactions, undiscounted cash flow	[1]	10,400			17,700
Cash collateral payables on derivative instruments, undiscounted cash flow	[1]	28,900			31,000
Customer deposits, undiscounted cash flow	[1]	420,400			419,700
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	146,200			157,100
Other financial liabilities measured at amortized cost, undiscounted cash flows		5,600	[1]	$ 6,859	36,000	[1]
Total financial liabilities measured at amortized cost, undiscounted cash flows		622,600	[1]	615,222	669,300	[1]
Financial liabilities at fair value held for trading		28,943	[3],[4],[5]	31,251	31,251	[3],[5]	$ 22,425
Derivative financial instruments		125,723	[3],[6],[7],[8],[9]	119,196	119,137	[3],[6],[7],[8],[9]	151,121
Brokerage payables designated at fair value, undiscounted cash flows		38,400		35,818	0
Debt issued designated at fair value, undiscounted cash flows		59,400	[10]	50,782	52,600
Other financial liabilities designated at fair value, undiscounted cash flows		33,700		21,850	17,000
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		286,200		258,897	219,900
Total financial liabilities, undiscounted cash flows		908,800			889,200
Guarantees, commitments and forward starting transactions
Loan commitments	[11],[12]	34,700			39,700
Guarantees	[11],[12]	19,800			19,300
Forward starting transactions
Reverse repurchase agreements	[11],[12]	9,000			13,000
Securities borrowing agreements	[11]	0			0
Total	[11]	63,600			72,000
Trading portfolio liabilities contractually due within one month		28,300			30,300
Trading portfolio liabilities contractually due between one month and one year		600			800
Trading portfolio liabilities contractually due between 1 and 5 years		0			100
Due within 1 month
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	7,900			6,300
Payables from securities financing transactions, undiscounted cash flow	[1]	9,500			13,900
Cash collateral payables on derivative instruments, undiscounted cash flow	[1]	28,900			31,000
Customer deposits, undiscounted cash flow	[1]	395,800			403,200
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	4,600			4,200
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	5,600			36,000
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	452,400			494,600
Financial liabilities at fair value held for trading	[3]	28,900	[4]		31,300
Derivative financial instruments	[3]	125,700			119,100
Brokerage payables designated at fair value, undiscounted cash flows		38,400
Debt issued designated at fair value, undiscounted cash flows		15,700	[10]		18,300
Other financial liabilities designated at fair value, undiscounted cash flows		30,000			12,400
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		238,800			181,100
Total financial liabilities, undiscounted cash flows		691,200			675,700
Guarantees, commitments and forward starting transactions
Loan commitments	[11],[12]	34,100			39,200
Guarantees	[11],[12]	19,800			19,300
Forward starting transactions
Reverse repurchase agreements	[11],[12]	9,000			13,000
Securities borrowing agreements	[11]	0			0
Total	[11]	62,900			71,500
Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	1,000			400
Payables from securities financing transactions, undiscounted cash flow	[1]	600			3,100
Customer deposits, undiscounted cash flow	[1]	13,100			10,500
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	6,300			15,400
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	21,000			29,400
Debt issued designated at fair value, undiscounted cash flows		18,100	[10]		10,000
Other financial liabilities designated at fair value, undiscounted cash flows		400			600
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		18,500			10,600
Total financial liabilities, undiscounted cash flows		39,500			40,000
Guarantees, commitments and forward starting transactions
Loan commitments	[11],[12]	300			200
Guarantees	[11],[12]				0
Forward starting transactions
Total	[11]	300			200
Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	1,600			1,000
Payables from securities financing transactions, undiscounted cash flow	[1]	300			600
Customer deposits, undiscounted cash flow	[1]	7,000			5,300
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	39,900			46,400
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	48,800			53,300
Debt issued designated at fair value, undiscounted cash flows		10,200	[10]		10,300
Other financial liabilities designated at fair value, undiscounted cash flows		1,100			1,500
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		11,300			11,900
Total financial liabilities, undiscounted cash flows		60,100			65,100
Guarantees, commitments and forward starting transactions
Loan commitments	[11],[12]	300			200
Forward starting transactions
Reverse repurchase agreements	[11],[12]	0
Total	[11]	400			200
Due between 1 and 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	500			100
Payables from securities financing transactions, undiscounted cash flow					0
Customer deposits, undiscounted cash flow	[1]	4,400			700
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	57,600			52,100
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	62,600			52,900
Debt issued designated at fair value, undiscounted cash flows		7,400	[10]		7,700
Other financial liabilities designated at fair value, undiscounted cash flows		1,200			1,400
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		8,600			9,100
Total financial liabilities, undiscounted cash flows		71,200			61,900
Guarantees, commitments and forward starting transactions
Loan commitments	[11],[12]	0			100
Forward starting transactions
Total	[11]	0			100
Due after 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	0			0
Payables from securities financing transactions, undiscounted cash flow	[1]	0			0
Customer deposits, undiscounted cash flow	[1]	0			100
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	37,800			39,100
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	37,800			39,200
Debt issued designated at fair value, undiscounted cash flows		8,000	[10]		6,200
Other financial liabilities designated at fair value, undiscounted cash flows		1,000			1,000
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		9,000			7,300
Total financial liabilities, undiscounted cash flows		46,800			46,400
Forward starting transactions
Total	[11]	0			0
UBS AG
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	11,000			7,700
Payables from securities financing transactions, undiscounted cash flow	[1]	10,400			17,700
Cash collateral payables on derivative instruments, undiscounted cash flow	[1]	28,900			31,000
Customer deposits, undiscounted cash flow	[1]	422,100			422,400
Funding from UBS Group AG and its subsidiaries, undiscounted cash flow	[2]	44,400			42,600
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	96,500			113,100
Other financial liabilities measured at amortized cost, undiscounted cash flows		6,400	[1]	7,675	36,800	[1]
Total financial liabilities measured at amortized cost, undiscounted cash flows		619,700	[1]	619,465	671,400	[1]
Financial liabilities at fair value held for trading		28,949	[3],[4],[5]	31,251	31,251	[3],[5]	22,426
Derivative financial instruments		125,723	[3],[6],[7],[8],[9]	119,197	119,138	[3],[6],[7],[8],[9]	$ 151,121
Brokerage payables designated at fair value, undiscounted cash flows		38,400		35,818	0
Debt issued designated at fair value, undiscounted cash flows		59,400	[10]	50,782	50,700
Other financial liabilities designated at fair value, undiscounted cash flows		33,700		21,851	18,800
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		286,200		$ 258,898	219,900
Total financial liabilities, undiscounted cash flows		905,900			891,300
Guarantees, commitments and forward starting transactions
Loan commitments	[11],[12]	34,700			39,700
Guarantees	[11],[12]	19,800			19,300
Forward starting transactions
Reverse repurchase agreements	[11],[12]	9,000			13,000
Securities borrowing agreements	[11]	0			0
Total	[11]	63,600			72,000
Trading portfolio liabilities contractually due within one month		28,300			30,300
Trading portfolio liabilities contractually due between one month and one year		600			800
Trading portfolio liabilities contractually due between 1 and 5 years		0			100
UBS AG | Due within 1 month
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	7,900			6,300
Payables from securities financing transactions, undiscounted cash flow	[1]	9,500			13,900
Cash collateral payables on derivative instruments, undiscounted cash flow	[1]	28,900			31,000
Customer deposits, undiscounted cash flow	[1]	396,600			405,000
Funding from UBS Group AG and its subsidiaries, undiscounted cash flow	[2]	0
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	4,600			4,200
Other financial liabilities measured at amortized cost, undiscounted cash flows	[1]	6,400			36,800
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	453,900			497,200
Financial liabilities at fair value held for trading	[3]	29,000	[4]		31,300
Derivative financial instruments	[3]	125,700			119,100
Brokerage payables designated at fair value, undiscounted cash flows		38,400
Debt issued designated at fair value, undiscounted cash flows		15,700	[10]		18,300
Other financial liabilities designated at fair value, undiscounted cash flows		30,000			12,400
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		238,800			181,100
Total financial liabilities, undiscounted cash flows		692,700			678,300
Guarantees, commitments and forward starting transactions
Loan commitments	[11],[12]	34,100			39,200
Guarantees	[11],[12]	19,800			19,300
Forward starting transactions
Reverse repurchase agreements	[11],[12]	9,000			13,000
Securities borrowing agreements	[11]	0			0
Total	[11]	62,900			71,500
UBS AG | Due between 1 and 3 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	1,000			400
Payables from securities financing transactions, undiscounted cash flow	[1]	600			3,100
Customer deposits, undiscounted cash flow	[1]	13,400			11,300
Funding from UBS Group AG and its subsidiaries, undiscounted cash flow	[2]	0			400
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	5,800			14,800
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	20,800			30,100
Debt issued designated at fair value, undiscounted cash flows		18,100	[10]		10,000
Other financial liabilities designated at fair value, undiscounted cash flows		400			600
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		18,500			10,600
Total financial liabilities, undiscounted cash flows		39,300			40,700
Guarantees, commitments and forward starting transactions
Loan commitments	[11],[12]	300			200
Guarantees	[11],[12]				0
Forward starting transactions
Total	[11]	300			200
UBS AG | Due between 3 and 12 months
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	1,600			1,000
Payables from securities financing transactions, undiscounted cash flow	[1]	300			600
Customer deposits, undiscounted cash flow	[1]	6,900			5,200
Funding from UBS Group AG and its subsidiaries, undiscounted cash flow	[2]	500			700
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	39,100			45,600
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	48,400			53,200
Debt issued designated at fair value, undiscounted cash flows		10,200	[10]		8,500
Other financial liabilities designated at fair value, undiscounted cash flows		1,100			3,400
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		11,300			11,900
Total financial liabilities, undiscounted cash flows		59,700			65,000
Guarantees, commitments and forward starting transactions
Loan commitments	[11],[12]	300			200
Forward starting transactions
Reverse repurchase agreements	[11],[12]	0
Total	[11]	400			200
UBS AG | Due between 1 and 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	500			100
Payables from securities financing transactions, undiscounted cash flow					0
Customer deposits, undiscounted cash flow	[1]	5,100			900
Funding from UBS Group AG and its subsidiaries, undiscounted cash flow	[2]	21,900			21,900
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	34,700			35,700
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	62,300			58,600
Debt issued designated at fair value, undiscounted cash flows		7,400	[10]		7,700
Other financial liabilities designated at fair value, undiscounted cash flows		1,200			1,400
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		8,600			9,100
Total financial liabilities, undiscounted cash flows		70,900			67,600
Guarantees, commitments and forward starting transactions
Loan commitments	[11],[12]	0			100
Forward starting transactions
Total	[11]	0			100
UBS AG | Due after 5 years
Financial liabilities recognized on balance sheet
Amounts due to banks, undiscounted cash flow	[1]	0			0
Payables from securities financing transactions, undiscounted cash flow	[1]	0			0
Customer deposits, undiscounted cash flow	[1]	0			0
Funding from UBS Group AG and its subsidiaries, undiscounted cash flow	[2]	22,000			19,600
Debt issued measured at amortized cost, undiscounted cash flows	[1],[2]	12,400			12,800
Total financial liabilities measured at amortized cost, undiscounted cash flows	[1]	34,300			32,400
Debt issued designated at fair value, undiscounted cash flows		8,000	[10]		6,200
Other financial liabilities designated at fair value, undiscounted cash flows		1,000			1,000
Total financial liabilities measured at fair value through profit or loss, undiscounted cash flows		9,000			7,300
Total financial liabilities, undiscounted cash flows		43,300			39,700
Forward starting transactions
Total	[11]	$ 0			$ 0

[1]
Except for financial liabilities at fair value held for trading and derivative financial instruments (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments

[2]	The time bucket Due after 5 years includes perpetual loss-absorbing additional tier 1 capital instruments.
[3]
Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 28 for undiscounted cash flows of derivatives designated in hedge accounting relationships.

[4]
Contractual maturities of financial liabilities at fair value held for trading are: USD 28.3 billion due within one month (2017: USD 30.3 billion), USD 0.6 billion due between one month and one year (2017: USD 0.8 billion) and USD 0 billion due between 1 and 5 years (2017: USD 0.1 billion).

[5]	Refer to Note 24c for more information on product type and fair value hierarchy categorization
[6]
Derivative financial liabilities as of 31 December 2018 include USD 0.0 billion related to derivative loan commitments (31 December 2017: USD 0.0 billion). No notional amounts related to these commitments are included in this table, but they are disclosed within Note 34 under Loan commitments

[7]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously. Refer to Note 25 for more information on netting arrangements.

[8]	NRV: negative replacement value.
[9]
Upon adoption of IFRS 9 on 1 January 2018, certain forward starting repurchase and reverse repurchase agreements have been classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 34 under Forward starting transactions.

[10]
Future interest payments on variable-rate liabilities are determined by reference to the applicable interest rate prevailing as of the reporting date. Future principal payments that are variable are determined by reference to the conditions existing at the reporting date.

[11]	Comprises the maximum irrevocable amount of guarantees, commitments and forward starting transactions.
[12]
Loan commitments measured at fair value of USD 3.5 billion, guarantees measured at fair value of USD 1.6 billion and forward starting reverse repurchase agreements measured at fair value of USD 8.1 billion are under the time bucket Due within 1 month.